Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	5. Intangible Assets

(in thousands of $)	Acquired R&D available for use	Acquired In- Process R&D	Software & databases	Other Intangibles	Total
Cost

On January 1, 2022	$—	$70,180	$3,353	$99,058	$172,591
Additions	—	—	992	102,000	102,992
Disposals	—	—	(5)	—	(5)
Derecognition	—	—	—	(99,058)	(99,058)
On December 31, 2022	—	$70,180	$4,340	$102,000	$176,519
Additions	56,000	—	—	—	56,000
Derecognition	—	—	—	(102,000)	(102,000)
Reclassification	52,931	(52,931)	—	—	—
On December 31, 2023	108,931	$17,249	$4,340	$—	$130,520
Additions	36,500	30,000	—	—	66,500
On December 31, 2024	$145,431	$47,249	$4,340	$—	$197,020

Amortization and impairment

On January 1, 2022	$—	$—	$(907)	$—	$(907)
Amortization	—	—	(711)	(99,058)	(99,768)
Derecognition	—	—	—	99,058	99,058
On December 31, 2022	—	$—	$(1,618)	$—	$(1,618)
Amortization	(3,392)	—	(282)	(102,000)	(105,674)
Derecognition	—	—	—	102,000	102,000
On December 31, 2023	(3,392)	$—	$(1,900)	$—	$(5,292)
Amortization	(10,069)	—	(213)		(10,282)
Derecognition	—	—	—	—	—
On December 31, 2024	$(13,461)	$—	$(2,113)	$—	$(15,575)

Carrying Amount

On December 31, 2022	$—	$70,180	$2,722	$102,000	$174,901
On December 31, 2023	105,539	17,249	2,440	—	125,228
On December 31, 2024	$131,970	$47,249	$2,226	$—	$181,445
Acquired In-Process R&D is mainly related to the in-licensing of the ENHANZE® drug delivery technology from
Halozyme. In line with its accounting policies, the Company has capitalized the upfront payment upon commencement of the in-license agreement. In June 2023, the Company obtained the FDA approval for VYVGART HYTRULO. During the year ended December 31, 2023, upon obtaining regulatory approval, $53 million has been moved from “Acquired In-
Process R&D” to “Acquired R&D available for use”.
In 2024, the Company extended its collaboration with Halozyme and nominated four new targets to be in-licensed to the
ENHANZE® drug delivery technology. The cost of the license was capitalized as “Acquired In-Process R&D”.
Further, the additions to “Acquired R&D available for use” are related to sales-based milestones triggered during 2024.
The “Acquired R&D available for use” are amortized under “Cost of sales” on a straight-line basis over their useful life.
The Company performs an annual impairment review on the intangible assets. This review did not result in the recognition of an impairment charge for the years ended December 31, 2024, 2023 and 2022.
In the fourth quarter of 2023, the Company utilized the PRV submitted with the sBLA filing for VYVGART HYTRULO for the treatment of CIDP, which resulted in the amortization of $102 million of intangible assets which is recognized under “Research and development expenses” within the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss and subsequent derecognition of $102 million of intangibles included under “Other intangibles” on the consolidated statements of financial position.
As of December 31, 2024, there are no material commitments to acquire intangible assets, except as set forth in
“Note 28 — Commitments”. No intangible assets are pledged as security for liabilities nor are there any intangible assets whose title is restricted.